Customers and other Accounts Receivable - Summary of Accounts Receivable and Other Receivables (Detail) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade and Other Receivables [Line Items]
Total customers	$ 89,263,870	$ 87,740,515
Domestic customers [member]
Trade and Other Receivables [Line Items]
Total customers	46,792,824	48,520,478
Export customers [member]
Trade and Other Receivables [Line Items]
Total customers	$ 42,471,046	$ 39,220,037